Risk/Return Detail Data - FidelityTotalBondFund-RetailPRO - USD ($)			12 Months Ended											48 Months Ended		60 Months Ended	84 Months Ended		96 Months Ended	120 Months Ended
		Oct. 30, 2025	Oct. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 30, 2025		Oct. 30, 2025	Oct. 30, 2025		Oct. 30, 2025	Oct. 30, 2025
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund | Fidelity Government Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.17%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.63%													(0.89%)				0.61%
Annual Return [Percent]				0.63%	4.21%	(12.77%)	(2.10%)	6.79%	6.41%	0.61%	2.21%	1.05%	0.50%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Government Income Fund /Fidelity® Government Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Government Income Fund seeks a high level of current income, consistent with preservation of principal.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 279 % of the average value of its portfolio.
Portfolio Turnover, Rate		279.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index. Allocating assets across different market sectors and maturities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		5.60%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		6.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.44%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund | After Taxes on Distributions | Fidelity Government Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.75%)													(1.74%)				(0.26%)
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund | After Taxes on Distributions and Sales | Fidelity Government Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.50%													(1.00%)				0.12%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund | LB003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Government Bond Index
Average Annual Return, Percent			0.62%													(0.63%)				0.85%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Government Income Fund | F0682
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
Average Annual Return, Percent			0.77%													(0.65%)				0.87%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund | Fidelity Intermediate Government Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.17%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.24%													0.06%				0.89%
Annual Return [Percent]				2.24%	3.86%	(8.45%)	(2.14%)	5.45%	4.83%	1.18%	0.98%	0.88%	0.81%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Intermediate Government Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Intermediate Government Income Fund seeks a high level of current income as is consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 135 % of the average value of its portfolio.
Portfolio Turnover, Rate		135.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Intermediate Government Bond Index. Normally maintaining a dollar-weighted average maturity between three and 10 years. Allocating assets across different market sectors and maturities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		4.98%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		5.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(4.39%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund | After Taxes on Distributions | Fidelity Intermediate Government Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.14%													(0.69%)				0.15%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund | After Taxes on Distributions and Sales | Fidelity Intermediate Government Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.43%													(0.24%)				0.39%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund | LB008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return, Percent			2.44%													0.49%				1.24%
FidelityTotalBondFund-RetailPRO | Fidelity Total Bond Fund | Fidelity Total Bond Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.17%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.49%													0.89%				2.28%
Annual Return [Percent]				2.49%	7.23%	(12.91%)	(0.09%)	9.34%	9.87%	(0.67%)	4.18%	5.85%	(0.42%)
FidelityTotalBondFund-RetailPRO | Fidelity Total Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Total Bond Fund /Fidelity® Total Bond Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Total Bond Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 211 % of the average value of its portfolio.
Portfolio Turnover, Rate		211.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Aggregate Bond Index. Investing in domestic and foreign issuers. Allocating assets across different asset classes, market sectors, and maturities. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		6.47%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.82%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.19%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityTotalBondFund-RetailPRO | Fidelity Total Bond Fund | After Taxes on Distributions | Fidelity Total Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.83%													(0.60%)				0.85%
FidelityTotalBondFund-RetailPRO | Fidelity Total Bond Fund | After Taxes on Distributions and Sales | Fidelity Total Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.65%													0.10%				1.15%
FidelityTotalBondFund-RetailPRO | Fidelity Total Bond Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.22%
Expenses (as a percentage of Assets)		0.75%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 474
Expense Example, with Redemption, 3 Years		630
Expense Example, with Redemption, 5 Years		800
Expense Example, with Redemption, 10 Years		1,293
Expense Example, No Redemption, 1 Year		474
Expense Example, No Redemption, 3 Years		630
Expense Example, No Redemption, 5 Years		800
Expense Example, No Redemption, 10 Years		$ 1,293
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(1.90%)													(0.20%)				1.57%
Annual Return [Percent]				2.19%	6.91%	(13.15%)	(0.30%)	9.01%	9.54%	(1.07%)	3.97%	5.53%	(0.73%)
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.22%
Expenses (as a percentage of Assets)		0.75%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 474
Expense Example, with Redemption, 3 Years		630
Expense Example, with Redemption, 5 Years		800
Expense Example, with Redemption, 10 Years		1,293
Expense Example, No Redemption, 1 Year		474
Expense Example, No Redemption, 3 Years		630
Expense Example, No Redemption, 5 Years		800
Expense Example, No Redemption, 10 Years		$ 1,293
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(1.90%)													(0.21%)				1.56%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	1.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		1.51%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		1.51%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 254
Expense Example, with Redemption, 3 Years		477
Expense Example, with Redemption, 5 Years		824
Expense Example, with Redemption, 10 Years		1,596
Expense Example, No Redemption, 1 Year		154
Expense Example, No Redemption, 3 Years		477
Expense Example, No Redemption, 5 Years		824
Expense Example, No Redemption, 10 Years		$ 1,596
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.43%													(0.17%)				1.36%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.22%
Expenses (as a percentage of Assets)		0.50%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		628
Expense Example, No Redemption, 1 Year		51
Expense Example, No Redemption, 3 Years		160
Expense Example, No Redemption, 5 Years		280
Expense Example, No Redemption, 10 Years		$ 628
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.44%													0.86%				2.24%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | Fidelity Advisor Total Bond Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		0.40%
Fee Waiver or Reimbursement	[3]	(0.04%)
Net Expenses (as a percentage of Assets)		0.36%
Expense Example, with Redemption, 1 Year		$ 37
Expense Example, with Redemption, 3 Years		123
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		500
Expense Example, No Redemption, 1 Year		37
Expense Example, No Redemption, 3 Years		123
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 500
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.58%													1.00%				2.37%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Total Bond Fund /Fidelity Advisor® Total Bond Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Total Bond Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Dec. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 211 % of the average value of its portfolio.
Portfolio Turnover, Rate		211.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Aggregate Bond Index. Investing in domestic and foreign issuers. Allocating assets across different asset classes, market sectors, and maturities. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.401k.com and log in (plan accounts) or institutional.fidelity.com (all other accounts) for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com and log in (plan accounts) or institutional.fidelity.com (all other accounts)
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		6.23%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.86%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.25%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | After Taxes on Distributions | Fidelity Advisor Total Bond Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(3.44%)													(1.58%)				0.26%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Total Bond Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.02%)													(0.68%)				0.66%
FidelityTotalBondFund-AMCIZPRO | Fidelity Total Bond Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund | Fidelity Series Government Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Aug. 17, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.71%													(0.59%)	0.82%	[4]
Annual Return [Percent]				0.71%	4.30%	(12.36%)	(2.34%)	7.98%	6.63%
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Government Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Government Bond Index Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate		23.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. Government Bond Index. The Bloomberg U.S. Government Bond Index is a market value-weighted index of U.S. Government fixed-rate debt issues with maturities of one year or more. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. Government Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		5.44%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		8.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.39%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund | After Taxes on Distributions | Fidelity Series Government Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.56%)													(1.52%)	(0.15%)	[4]
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Series Government Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.51%													(0.80%)	0.25%	[4]
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)	1.24%
FidelitySeriesGovernmentBondIndexFund-PRO | Fidelity Series Government Bond Index Fund | LB003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Government Bond Index
Average Annual Return, Percent			0.62%													(0.63%)	0.82%
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | Fidelity Advisor Government Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.26%
Expenses (as a percentage of Assets)		0.79%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 477
Expense Example, with Redemption, 3 Years		642
Expense Example, with Redemption, 5 Years		821
Expense Example, with Redemption, 10 Years		1,339
Expense Example, No Redemption, 1 Year		477
Expense Example, No Redemption, 3 Years		642
Expense Example, No Redemption, 5 Years		821
Expense Example, No Redemption, 10 Years		$ 1,339
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(3.72%)													(2.02%)				(0.13%)
Annual Return [Percent]				0.29%	3.86%	(13.04%)	(2.47%)	6.45%	6.05%	0.38%	1.78%	0.74%	0.18%
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | Fidelity Advisor Government Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		0.76%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.76%
Expense Example, with Redemption, 1 Year		$ 475
Expense Example, with Redemption, 3 Years		633
Expense Example, with Redemption, 5 Years		805
Expense Example, with Redemption, 10 Years		1,305
Expense Example, No Redemption, 1 Year		475
Expense Example, No Redemption, 3 Years		633
Expense Example, No Redemption, 5 Years		805
Expense Example, No Redemption, 10 Years		$ 1,305
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(3.69%)													(1.99%)				(0.11%)
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | Fidelity Advisor Government Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	1.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.27%
Expenses (as a percentage of Assets)		1.55%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		1.55%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 258
Expense Example, with Redemption, 3 Years		490
Expense Example, with Redemption, 5 Years		845
Expense Example, with Redemption, 10 Years		1,641
Expense Example, No Redemption, 1 Year		158
Expense Example, No Redemption, 3 Years		490
Expense Example, No Redemption, 5 Years		845
Expense Example, No Redemption, 10 Years		$ 1,641
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(1.44%)													(1.96%)				(0.32%)
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | Fidelity Advisor Government Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.21%
Expenses (as a percentage of Assets)		0.49%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		616
Expense Example, No Redemption, 1 Year		50
Expense Example, No Redemption, 3 Years		157
Expense Example, No Redemption, 5 Years		274
Expense Example, No Redemption, 10 Years		$ 616
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.58%													(0.93%)				0.57%
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | Fidelity Advisor Government Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		0.40%
Fee Waiver or Reimbursement	[7]	(0.04%)
Net Expenses (as a percentage of Assets)		0.36%
Expense Example, with Redemption, 1 Year		$ 37
Expense Example, with Redemption, 3 Years		123
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		500
Expense Example, No Redemption, 1 Year		37
Expense Example, No Redemption, 3 Years		123
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 500
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.73%													(0.81%)	0.72%	[8]
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Government Income Fund /Fidelity Advisor® Government Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Government Income Fund seeks a high level of current income, consistent with preservation of principal.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Dec. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 279 % of the average value of its portfolio.
Portfolio Turnover, Rate		279.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index. Allocating assets across different market sectors and maturities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		5.33%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		6.75%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.52%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | After Taxes on Distributions | Fidelity Advisor Government Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(4.90%)													(2.74%)				(0.86%)
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Government Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(2.08%)													(1.79%)				(0.38%)
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)				1.35%
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | LB003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Government Bond Index
Average Annual Return, Percent			0.62%													(0.63%)				0.85%
FidelityGovernmentIncomeFund-AMCIZPRO | Fidelity Government Income Fund | F0682
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
Average Annual Return, Percent			0.77%													(0.65%)				0.87%
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | Fidelity Environmental Bond Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.37%											(2.21%)	[9]
Annual Return [Percent]				1.37%	5.67%	(13.66%)
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Environmental Bond Fund /Fidelity® Environmental Bond Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Environmental Bond Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate		50.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in environmental debt securities of all types and repurchase agreements for those securities. Environmental debt securities include debt securities of issuers that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint, and debt securities that support environmental projects. Environmental debt securities include issuers, including sovereign or government-related issuers, (i) contained in the Bloomberg MSCI Global Green Bond USD Index (Hedged USD) and/or (ii) that have an above average environmental score as categorized by MSCI or are rated low risk or better by Sustainalytics. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade debt securities. Managing the fund with reference to the overall interest rate risk of the Bloomberg U.S. Aggregate Bond Index. Investing in domestic and foreign issuers. Allocating assets across different market sectors and maturities. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		6.05%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.86%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.08%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions | Fidelity Environmental Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.00%											(3.31%)	[9]
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions and Sales | Fidelity Environmental Bond Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.92%											(2.11%)	[9]
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(1.93%)
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund | IXXY6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
Average Annual Return, Percent			3.01%											(1.06%)
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund | Fidelity Total Bond K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.30%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.30%
Expense Example, with Redemption, 1 Year		$ 31
Expense Example, with Redemption, 3 Years		97
Expense Example, with Redemption, 5 Years		169
Expense Example, with Redemption, 10 Years		$ 381
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Total Bond K6 Fund
Average Annual Return, Percent			2.33%													0.95%			1.99% [10]
Annual Return [Percent]				2.33%	7.07%	(12.56%)	(0.10%)	9.53%	10.02%	(0.77%)
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Total Bond K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Total Bond K6 Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 228 % of the average value of its portfolio.
Portfolio Turnover, Rate		228.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Aggregate Bond Index. Investing in domestic and foreign issuers. Allocating assets across different asset classes, market sectors, and maturities. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		6.46%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.86%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(5.71%)
Performance Table Heading		Average Annual Returns
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%													(0.33%)			1.08%
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[11]	0.00%
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.09%
Expenses (as a percentage of Assets)		0.69%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 468
Expense Example, with Redemption, 3 Years		612
Expense Example, with Redemption, 5 Years		769
Expense Example, with Redemption, 10 Years		1,224
Expense Example, No Redemption, 1 Year		468
Expense Example, No Redemption, 3 Years		612
Expense Example, No Redemption, 5 Years		769
Expense Example, No Redemption, 10 Years		$ 1,224
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.92%)											(3.56%)	[12]
Annual Return [Percent]				1.13%	5.41%	(13.86%)
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[11]	0.00%
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.67%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 466
Expense Example, with Redemption, 3 Years		606
Expense Example, with Redemption, 5 Years		758
Expense Example, with Redemption, 10 Years		1,201
Expense Example, No Redemption, 1 Year		466
Expense Example, No Redemption, 3 Years		606
Expense Example, No Redemption, 5 Years		758
Expense Example, No Redemption, 10 Years		$ 1,201
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.79%)											(3.54%)	[13]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[14]	1.00%
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.09%
Expenses (as a percentage of Assets)		1.44%
Fee Waiver or Reimbursement		(0.00%)
Net Expenses (as a percentage of Assets)		1.44%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 247
Expense Example, with Redemption, 3 Years		456
Expense Example, with Redemption, 5 Years		787
Expense Example, with Redemption, 10 Years		1,520
Expense Example, No Redemption, 1 Year		147
Expense Example, No Redemption, 3 Years		456
Expense Example, No Redemption, 5 Years		787
Expense Example, No Redemption, 10 Years		$ 1,520
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.49%)											(3.14%)	[15]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		0.58%
Fee Waiver or Reimbursement	[16]	(0.13%)
Net Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		168
Expense Example, with Redemption, 5 Years		306
Expense Example, with Redemption, 10 Years		709
Expense Example, No Redemption, 1 Year		46
Expense Example, No Redemption, 3 Years		168
Expense Example, No Redemption, 5 Years		306
Expense Example, No Redemption, 10 Years		$ 709
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.47%											(2.22%)	[17]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.40%
Fee Waiver or Reimbursement	[16]	(0.04%)
Net Expenses (as a percentage of Assets)		0.36%
Expense Example, with Redemption, 1 Year		$ 37
Expense Example, with Redemption, 3 Years		123
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		500
Expense Example, No Redemption, 1 Year		37
Expense Example, No Redemption, 3 Years		123
Expense Example, No Redemption, 5 Years		219
Expense Example, No Redemption, 10 Years		$ 500
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.58%											(2.12%)	[18]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Environmental Bond Fund /Fidelity Advisor® Environmental Bond Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Environmental Bond Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Dec. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate		50.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in environmental debt securities of all types and repurchase agreements for those securities. Environmental debt securities include debt securities of issuers that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint, and debt securities that support environmental projects. Environmental debt securities include issuers, including sovereign or government-related issuers, (i) contained in the Bloomberg MSCI Global Green Bond USD Index (Hedged USD) and/or (ii) that have an above average environmental score as categorized by MSCI or are rated low risk or better by Sustainalytics. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade debt securities. Managing the fund with reference to the overall interest rate risk of the Bloomberg U.S. Aggregate Bond Index. Investing in domestic and foreign issuers. Allocating assets across different market sectors and maturities. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		5.85%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		6.79%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(6.13%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions | Fidelity Advisor Environmental Bond Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(4.08%)											(4.53%)	[12]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Environmental Bond Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.57%)											(3.06%)	[12]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(1.93%)
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | IXXY6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
Average Annual Return, Percent			3.01%											(1.06%)
Document Type		485BPOS
Registrant Name		Fidelity Income Fund

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From August 17, 2018 .
[5]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[6]	B On Class C shares redeemed less than one year after purchase.
[7]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[8]	A From October 2, 2018 .
[9]	A From June 15, 2021 .
[10]	A From May 25, 2017 .
[11]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[12]	A From June 15, 2021 .
[13]	B From June 15, 2021 .
[14]	B On Class C shares redeemed less than one year after purchase.
[15]	C From June 15, 2021 .
[16]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.45% and 0.36% (the Expense Caps). If at any time during the current fiscal year expenses for Class I or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through December 31, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[17]	D From June 15, 2021 .
[18]	E From June 15, 2021 .